Escrow	6 Months Ended
Jun. 30, 2024
Disclosure Escrow Abstract
Escrow

Note 7 – Escrow

	June 30, 2024	December 31, 2023

Escrow from IPO	$—	$—
Escrow from other financing activities	28,501,762	52,187,762
Total escrow	$28,501,762	$52,187,762
Allowance for expected credit losses	—	—
Total Escrow, net	$28,501,762	$52,187,762

In 2023, the company decided to use the amount of escrow account for locking the acquisition targets, and the Company signed the Agreements with the targets in June 2024, and paid the $23,800,000 to the seller in June 2024, other considerations was paid in July 2024 and November 2024. As of June 30, 2024 and December 31, 2023, the net balance of the escrow account related to convertible notes and issuance of common shares amounted to $28,501,762 and $52,187,762, respectively.